INCOME TAX EXPENSES - Current and deferred components of income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
INCOME TAX EXPENSES
Current tax expenses	¥ 65		¥ (4,470)	¥ 26,854
Deferred tax (benefit) expense	1,670	$ 235	22,644	(21,115)
Income tax expenses	¥ 1,735	$ 244	¥ 18,174	¥ 5,739